INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Operating loss carryforward and deductions	$ 27,658	$ 22,642
Reserves, allowances and other	10	15
Net deferred tax asset before valuation allowance	27,668	22,657
Valuation allowance	(27,668)	(22,657)
Net deferred tax asset